Non-Hedge Derivative Gain (Details) (USD $) In Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Derivative Instruments Gain Loss In Statement Of Financial Performance Abstract
Three Year Time Period, Mandatory Convertible Debt			three-year
Gain on non-hedge derivatives	$ 17	$ 61
Fair Value Disclosures, Movement on Bonds [Abstract]
Derivative Instruments Not Designated As Hedging Instruments, Fair Value Movement, Mandatory Convertible Debt	24	0
Normal Purchase Sale Exempted, Re Designation [Abstact]
Liability at beginning of period	0	556	556
Fair value movements (recorded in non-hedge derivative loss)	0		131
Realized settlements	0		(687)
Liability at end of period	$ 0		$ 0